Document and Entity Information	0 Months Ended
Nov. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2013
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Mar. 26, 2014
Document Effective Date	Mar. 29, 2014
Prospectus Date	Mar. 31, 2014
Pzena Mid Cap Focused Value Fund | Investor Class
Risk/Return:
Trading Symbol	PZVMX
Pzena Mid Cap Focused Value Fund | Institutional Class
Risk/Return:
Trading Symbol	PZIMX
Pzena Emerging Markets Focused Value Fund | Investor Class
Risk/Return:
Trading Symbol	PZVEX
Pzena Emerging Markets Focused Value Fund | Institutional Class
Risk/Return:
Trading Symbol	PZIEX
Pzena Long/Short Value Fund | Investor Class
Risk/Return:
Trading Symbol	PZVLX
Pzena Long/Short Value Fund | Institutional Class
Risk/Return:
Trading Symbol	PZILX